Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation consolidated statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net cash flows provided by operating activities	$ 253,804	$ 234,022	$ 237,201
Cash flows from financing activities
Settlement funds - merchants and customers, net	(163,837)	(588,151)	686,877
Net cash flows (used in) / provided by financing activities	$ (280,799)	$ (771,028)	$ 606,335